Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Pre-Tax Income
The Company’s
pre-tax
income consists of the following compon
e
nts:

	Year Ended December 31,
	2019	2018	2017
Pre-tax income:
Domestic (U.S., state and local)	$(242,896)	$(64,808)	$(62,631)
Foreign	39	—	—

Total pre-tax income	$(242,857)	$(64,808)	$(62,631)

Schedule of Income Tax Benefit (Provision)	The Company’s income tax benefit (provision) consists of the following components:

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$312	$398	$(804)
State	(89)	(40)	(34)
International	(138)	—	—

Total current	85	358	(838)

Deferred:
Federal	(2,456)	11,232	17,782
State	(169)	(419)	1,283
International	(3,381)	3,988	—

Total deferred	(6,006)	14,801	19,065

Total income tax benefit (provision)	$(5,921)	$15,159	$18,227

Schedule of Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities consists of the following components:

	December 31, 2019		December 31, 2018
	Deferred Income Tax		Deferred Income Tax
	Assets	Liabilities	Assets	Liabilities
Accounts receivable	$1,184	$—	$513	$—
Accrued liabilities	3,418	—	2,118	—
Deferred compensation	1,526	—	1,372	—
Fixed assets and intangibles	16,119	—	—	(5,859)
Inventory	10,165	—	7,744	—
Net operating losses	9,342	—	4,333	—
Revenue	—	(59)	650	—
Tax credits	6,372	—	5,993	—
Lease Liability	695	—	—	—
Right of Use Asset	—	(544)	—	—
Other	—	(103)	—	—
Valuation allowance	(48,115)	—	(3,093)	—

Total	$706	$(706)	$19,630	$(5,859)

Summary of Unrecognized Tax Benefits
The Company’s unrecognized tax benefits are summarized as follows:

	For the Year Ended December 31,
	2019	2018	2017
Opening balance	$1,088	$1,591	$1,591
Reductions based on tax positions related to the current year	—	—	—
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	(415)	—
Reductions for expiration of statute of limitations	—	(88)	—

	$1,088	$1,088	$1,591

Schedule of Effective Tax Rate
The effective tax rate differs from the statutory federal income tax rate for the following reasons:

	Year Ended December 31,
	2019	2018	2017
Statutory federal rate	21.00%	21.00%	35.00%
State income taxes—net of federal tax benefit	(0.56%)	2.34%	2.08%
Foreign rate differential	0.00%	(3.59%)	0.00%
Acquisition expenses	0.00%	(0.83%)	0.00%
Gain on acquisition contingency	6.58%	0.00%	0.00%
Goodwill impairment disposal	(11.88%)	0.00%	0.00%
Life insurance	0.00%	(0.11%)	0.58%
Officer compensation	0.00%	(0.90%)	(1.74%)
Stock-based compensation	0.00%	(0.41%)	(2.47%)
Tax credits	0.04%	0.99%	0.67%
Tax legislation	0.00%	1.05%	(3.47%)
Valuation allowances	(16.98%)	3.26%	(0.25%)
Uncertain tax positionsı	0.00%	0.78%	0.00%
Other reconciling items, net	(0.63%)	(0.17%)	(1.45%)

Effective tax rate	(2.43%)	23.41%	28.95%